                        SUPPLEMENT DATED MAY 30, 2001 TO
                        PROSPECTUS DATED MAY 1, 2001 FOR
                           CORPORATE FLEXIBLE PREMIUM
                    VARIABLE LIFE INSURANCE ANNUITY POLICIES
                                    ISSUED BY
                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                                   THROUGH ITS
                       NATIONWIDE VL SEPARATE ACCOUNT - C

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

1. THE LIST OF AVAILABLE UNDERLYING MUTUAL FUNDS LOCATED ON PAGE 1 OF YOUR PROSPECTUS IS AMENDED BY ADDING THE FOLLOWING:

FEDERATED INSURANCE SERIES
     o   Federated Quality Bond Fund II

MORGAN STANLEY
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (FORMERLY, MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.)

     o   Mid Cap Growth Portfolio

NATIONWIDE SEPARATE ACCOUNT TRUST
     o   Federated NSAT Equity Income Fund (formerly, Nationwide(R)
         Equity Income Fund)
     o   Federated NSAT High Income Bond Fund* (formerly, Nationwide(R)
         High Income Bond Fund)
     o   J.P. Morgan NSAT Balanced Fund (formerly, Nationwide(R)Balanced Fund)
     o   Nationwide Global 50(R) Fund (formerly, Nationwide(R) Global Equity
         Fund) (subadviser: J.P. Morgan Investment Management, Inc.)

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
     o   AMT Mid-Cap Growth Portfolio

*These underlying mutual funds may invest in lower quality debt securities commonly referred to as junk bonds.

2. THE "UNDERLYING MUTUAL FUND ANNUAL EXPENSES" TABLE LOCATED ON PAGE 7 OF YOUR PROSPECTUS IS AMENDED TO INCLUDE THE FOLLOWING:

                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES
             (AS A PERCENTAGE OF UNDERLYING MUTUAL FUND NET ASSETS,
                          AFTER EXPENSE REIMBURSEMENT)

-------------------------------------------------------------------------------------------------------------------------------
                                                                   Management       Other       12b-1 Fees     Total Mutual
                                                                      Fees        Expenses                     Fund Expenses
-------------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series - Federated Quality Bond Fund II          0.28%          0.42%          0.00%           0.70%
-------------------------------------------------------------------------------------------------------------------------------
NSAT Federated NSAT Equity Income Fund (formerly, Nationwide         0.80%          0.15%          0.00%           0.95%
Equity Income Fund)
-------------------------------------------------------------------------------------------------------------------------------
NSAT Federated NSAT High Income Bond Fund (formerly, Nationwide      0.80%          0.15%          0.00%           0.95%
High Income Bond Fund)
-------------------------------------------------------------------------------------------------------------------------------
NSAT J.P. Morgan NSAT Balanced Fund (formerly, Nationwide            0.75%          0.15%          0.00%           0.90%
Balanced Fund)
-------------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Global 50 Fund (formerly, Nationwide Global          1.00%          0.20%          0.00%           1.20%
Equity Fund)
-------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Mid-Cap Growth Portfolio                        0.84%          0.14%          0.00%           0.98%
-------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. - Mid Cap Growth             0.00%          1.05%          0.00%           1.05%
Portfolio
-------------------------------------------------------------------------------------------------------------------------------

The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value in calculating the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.

Some underlying mutual funds are subject to fee waivers and expense reimbursements. These fee waivers and expense reimbursements may be terminated at any time by the underlying mutual fund or the funds' investment advisors, as applicable. The following chart shows what the expenses would have been for such funds without fee waivers and expense reimbursements.

-------------------------------------------------------------------------------------------------------------------------------
                                                                  Management        Other         12b-1        Total Mutual
                                                                     Fees         Expenses         Fees       Fund Expenses
-------------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series - Federated Quality Bond Fund II          0.60%          0.67%         0.25%           1.52%
-------------------------------------------------------------------------------------------------------------------------------
NSAT Federated NSAT Equity Income Fund (formerly, Nationwide         0.80%          0.31%         0.00%           1.11%
Equity Income Fund)
-------------------------------------------------------------------------------------------------------------------------------
NSAT Federated NSAT High Income Bond Fund (formerly, Nationwide      0.80%          0.32%         0.00%           1.12%
High Income Bond Fund)
-------------------------------------------------------------------------------------------------------------------------------
NSAT J.P. Morgan NSAT Balanced Fund (formerly, Nationwide            0.75%          0.32%         0.00%           1.07%
Balanced Fund)
-------------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Global 50 Fund (formerly, Nationwide Global          1.00%          0.42%         0.00%           1.42%
Equity Fund)
-------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. - Mid Cap Growth             0.75%          1.54%         0.00%           2.29%
Portfolio
-------------------------------------------------------------------------------------------------------------------------------

3. THE "APPENDX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS" LOCATED ON PAGE 37 OF YOUR PROSPECTUS IS AMENDED BY ADDING THE FOLLOWING:

FEDERATED INSURANCE SERIES
Federated Insurance Series (the "Trust"), an open-end management investment company, was established as a Massachusetts business trust, under a Declaration of Trust dated September 15, 1993. The Trust offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. Federated Investment Management Company serves as the investment adviser.

     FEDERATED QUALITY BOND FUND II
     Investment Objective: Current income by investing in investment grade fixed income securities.

NATIONWIDE SEPARATE ACCOUNT TRUST
Nationwide Separate Account Trust ("NSAT") is a diversified open-end management investment company created under the laws of Massachusetts. NSAT offers shares in the mutual funds listed below, each with its own investment objectives. Shares of NSAT will be sold primarily to separate accounts to fund the benefits under variable life insurance policies and variable annuity contracts issued by life insurance companies. Villanova Global Asset Management Trust, an indirect subsidiary of Nationwide Mutual Insurance Company, manages the assets of the Gartmore NSAT Emerging Markets Fund and Gartmore NSAT International Growth Fund. The remaining assets of NSAT are managed by Villanova Mutual Fund Capital Trust ("VMF"), an indirect subsidiary of Nationwide Financial Services, Inc.

     FEDERATED NSAT EQUITY INCOME FUND (FORMERLY, NATIONWIDE EQUITY INCOME FUND)
     Subadviser: Federated Investment Counseling
     Investment Objective: Above average income and capital appreciation by investing primarily in income producing U.S. and foreign equity securities and securities that are convertible into common stock.

     FEDERATED NSAT HIGH INCOME BOND FUND (FORMERLY, NATIONWIDE HIGH INCOME BOND FUND)
     Subadviser: Federated Investment Counseling
     Investment Objective: To provide high current income by investing at least 65% of the Fund's total assets in corporate bonds that are rated BBB or lower by a rating agency or that are unrated but of comparable quality. Such funds are commonly referred to as "junk bonds."

     J.P. MORGAN NSAT BALANCED FUND (FORMERLY, NATIONWIDE BALANCED FUND)
     Subadviser: J.P. Morgan Investment Management, Inc.
     Investment Objective: A high total return from a diversified portfolio of equity and fixed income securities. Under normal circumstances, the Fund invests approximately 60% of its assets in equity securities and 40% of its assets in fixed income securities. The equity securities held by the Fund generally are common stocks of large and medium sized companies included in the Standard & Poor's 500 Index. Generally, most of the Fund's fixed income securities will consist of "investment grade" securities, but the Fund may invest securities rated below investment grade or determined by the subadviser to be of comparable quality. These securities are commonly known as junk bonds.

     NATIONWIDE GLOBAL 50 FUND (FORMERLY, NATIONWIDE GLOBAL EQUITY FUND)
     Subadviser: J. P. Morgan Investment Management, Inc.
     Investment Objective: To provide high total return from a globally diversified portfolio of equity securities. The Fund seeks its investment objective through stock selection and management of currency exposure. The Fund invests in approximately fifty stocks of primarily large and midcap companies located throughout the world.

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST ("AMT")
Neuberger Berman AMT is an open-end, diversified management investment company that offers its Portfolios in connection with variable annuity contracts and variable life insurance policies, and certain qualified plans. Prior to May 1, 2000, the Portfolios invested through a two-tier master/feeder structure, whereby each Portfolio invested its assets in another fund that served as a corresponding "master series;" the master series invested in securities. Effective May 1, 2000, the Portfolios converted to a conventional one-tier structure, whereby each portfolio holds its securities directly. Neuberger Berman Management Inc. is the investment adviser.

     AMT MID-CAP GROWTH PORTFOLIO
     Investment Objective: Capital growth. The Portfolio pursues this goal by investing mainly in common stocks of mid-capitalization companies. The managers look for fast-growing companies that are in new or rapidly evolving industries and seek to reduce risk by diversifying among many companies, industries and sectors.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (FORMERLY, MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.)
The Universal Institutional Funds, Inc. is a mutual fund designed to provide investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors. Its Emerging Markets Debt Portfolio is managed by Morgan Stanley Dean Witter Investment Management, Inc.

     MID CAP GROWTH PORTFOLIO
     Investment Objective: Long-term capital growth by investing primarily in common stocks and other equity securities of issuers with equity capitalizations in the range of the companies represented in the Standard & Poor's Rating Group ("S&P") MidCap 400 Index. Such range is generally $500 million to $6 billion but the range fluctuates over time with changes in the equity market. Miller Anderson & Sherrerd, LLP is the Portfolio's investment adviser.

4. THE "APPENDIX C: PERFORMANCE SUMMARY INFORMATION" LOCATED ON PAGE 57 OF YOUR PROSPECTUS IS AMENDED BY ADDING THE FOLLOWING:


                                        PERFORMANCE TABLES TOTAL RETURN

                           --------------------------------------------------------------------------------------------------------
                                  Annual Percentage              Non-annualized Percentage Change              Annualized
                                      Change                                                                 Percentage Change
-----------------------------------------------------------------------------------------------------------------------------------

 UNDERLYING     Fund     Unit                        1 Mo.     1 Yr.   2 Yrs.  3 Yrs   5 Yrs.  Inception  3 Yrs.  5 Yrs.  Inception
 INVESTMENT   Inception  Values  1998   1999  2000    to        to      to       to      to       to       to       to       to
 OPTIONS        Date**  12/31/00                   12/31/00 12/31/00 12/31/00 12/31/00 12/31/00 12/31/00 12/31/00 12/31/00 12/31/00
-----------------------------------------------------------------------------------------------------------------------------------
Federated         5/3/99   10.83  N/A    N/A  10.01%    .97%  10.01%     N /A     N/A    N/A     8.28%     N/A     N/A     4.91%
Insurance
Series-
Federated
Quality Bond
Fund II
-----------------------------------------------------------------------------------------------------------------------------------
NSAT Federated   10/31/97  11.12 14.67% 18.02%-10.98%  2.35% -10.98%  5.06%    20.49%    N/A    22.53%    6.41%    N/A     6.63%
NSAT Equity
Income Fund
-----------------------------------------------------------------------------------------------------------------------------------
NSAT Federated   10/31/97   9.44  5.37%  2.78% -8.64%  2.97% -8.64%  -6.10%    -1.05%    N/A     1.13%   -0.35%    N/A     0.36%
NSAT High
Income
Bond Fund
-----------------------------------------------------------------------------------------------------------------------------------
NSAT J.P.        10/31/97   9.98  7.64%  0.47% -0.75%  1.25%  -0.75% -0.28%    7.34%     N/A     8.82%    2.39%    N/A     2.71%
Morgan NSAT
Balanced Fund
(formerly, NSAT
Nationwide
Balanced Fund)
-----------------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide  10/31/97  11.09 18.66% 22.43% -12.67% 3.17% -12.67%  6.92%  26.88%      N/A    28.28%    8.26%    N/A     8.18%
Global 50 Fund
-----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman 11/3/97   15.96 38.73% 53.28%  -7.83% 6.76%  -7.83% 41.28% 95.97%       N/A   129.56%   25.14%    N/A    30.10%
Berman AMT Mid
Cap Growth
Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
Universal        10/18/99   8.67     N/A   N/A   -7.70% 7.54% -7.70%   N/A     N/A      N/A     27.65%    N/A      N/A    22.53%
Institutional
Funds, Inc. -
Mid Cap Growth
Portfolio
-----------------------------------------------------------------------------------------------------------------------------------




















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